Employee benefits	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Employee benefits
15.	Employee benefits
TFI International pension plans
The Group sponsors defined benefit pension plans for 105 of its employees (2020 – 161).
These plans are all within Canada and include one unregistered plan. All the defined benefit plans are no longer offered to employees and two defined benefits plans in the past have been converted prospectively to defined contribution plans. Therefore, the future obligation will only vary by actuarial re-measurements.
With the exception of one plan, all other plans do not have recurring contributions for employees. These plans are still required to fund past service costs. The remaining plan is fully funded by the Group.
The Group measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial valuation of the pension plans for funding purposes was as of December 31, 2020 and the next required valuation will be as of December 31, 2021.

TForce Freight pension plans
Pursuant to the terms of the purchase agreement with UPS Freight, the Group has recognized defined benefit pension plans for certain participants of the UPS Pension plans. The pension plans have ongoing benefit accruals and new employees that are eligible to participate in the plans once they satisfy the participation requirements. The pension plans include 9,399 active participants.
The plans do not have recurring contributions for employees. These plans are still required to fund past service costs and are fully funded by the Group. The Group obtained an actuarial valuation as at the date of acquisition to establish the benefit obligation at that date. The plans’ service costs are also established by the actuarial valuation.
The Group also measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial valuation of the pension plans for funding purposes was as of December 31, 2021.
Other post-retirement plans
In addition to the above-mentioned defined benefit plans, the Group sponsors an employee severance plan in Mexico. At December 31, 2021, total obligation under this arrangement amounted to $1.2 million ($1.1 million in 2020).
Information in the tables that follow pertains to all of the Group’s defined benefit pension plans.

	December 31, 2021			December 31, 2020
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Defined benefit obligation	27,127	133,653	160,780	35,529	-	35,529
Fair value of plan assets	(13,437)	(80,466)	(93,903)	(21,147)	-	(21,147)
Net defined benefit liability	13,690	53,187	66,877	14,382	-	14,382
Plan assets comprise:

	December 31, 2021	December 31, 2020
TFI International pension plans
Equity securities	6%	6%
Debt securities	89%	91%
Other	5%	3%
TForce Freight pension plans
Equity securities	48%	-
Debt securities	52%	-
All equity and debt securities have quoted prices in active markets. Debt securities are held through mutual funds and primarily hold investments with ratings of AAA, AA or A, based on Moody’s ratings.
The other asset categories are real estate investment trusts.
Movement in the present value of the accrued benefit obligation for defined benefit plans:

	Note	2021	2020
Defined benefit obligation, beginning of year		35,529	31,449
Increase through business combinations	5	70,261	-
Current service cost		55,437	528
Interest cost		2,289	948
Benefits paid		(5,437)	(1,539)
Remeasurement (gain) loss arising from:
- Demographic		252	-
- Financial assumptions		5,997	3,563
- Experience		(426)	(343)
Settlement		(3,420)	113
Effect of movements in exchange rates		298	810
Defined benefit obligation, end of year		160,780	35,529
Movement in the fair value of plan assets for defined benefit plans:

	Note	2021	2020
Fair value of plan assets, beginning of year		21,147	18,108
Increase through business combinations	5	4,412	-
Interest income		551	544
Employer contributions		76,297	2,519
Benefits paid		(5,437)	(1,539)
Fair value remeasurement		310	1,129
Plan administration expenses		(112)	(124)
Settlement		(3,475)
Effect of movements in exchange rates		210	510
Fair value of plan assets, end of year		93,903	21,147
Expense recognized in income or loss:

	2021	2020
Current service cost	55,437	528
Net interest cost	1,738	404
Plan administration expenses	112	124
Net settlement	55	113
Pension expense	57,342	1,169
Actual return on plan assets	861	1,673

Actuarial losses recognized in other comprehensive income:

	2021	2020
Amount accumulated in retained earnings, beginning of year	13,304	11,100
Recognized during the year	5,513	2,204
Amount accumulated in retained earnings, end of year	18,817	13,304
Recognized during the year, net of tax	4,128	1,623
The significant actuarial assumptions used (expressed as weighted average):

	December 31, 2021	December 31, 2020
Defined benefit obligation:
Discount rate at	2.9%	2.4%
Future salary increases	2.0%	1.2%
Employee benefit expense:
Discount rate at	2.4%	3.3%
Rate of return on plan assets at	2.4%	3.3%
Future salary increases	2.0%	1.2%
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the value of the liabilities in the defined benefit plans are as follows:

	December 31, 2021		December 31, 2020
	TFI International pension plans	TForce Freight pension plans	TFI International pension plans	TForce Freight pension plans
Longevity at age 65 for current pensioners
Males	22.7	20.1	22.1	-
Females	24.9	22.2	24.7	-
Longevity at age 65 for current members aged 45
Males	23.6	21.7	23.5	-
Females	25.8	23.7	26.1	-
At December 31, 2021 the weighted average duration of the defined benefit obligation was:

TFI International pension plans	13.9
TForce Freight pension plans	22.1
The following table presents the impact of changes of major assumptions on the defined benefit obligation for the years ended:

	2021		2020
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(27,922)	36,695	(3,022)	3,650
Life expectancy (1-year movement)	4,475	(4,650)	138	(246)
Historical information:

	2021	2020	2019	2018	2017
Defined benefit obligation	160,780	35,529	31,449	27,579	38,811
Fair value of plan assets	(93,903)	(21,147)	(18,108)	(16,581)	(25,366)
Deficit in the plan	66,877	14,382	13,341	10,998	13,445

Experience adjustments arising on plan obligations	5,823	3,220	2,116	(2,427)	2,378
Experience adjustments arising on plan assets	310	1,129	467	(815)	351
The Group expects approximately $100.7 million in contributions to be paid to its defined benefit plans in 2022.